Accounts Payable and Accrued Expenses (Tables) 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued expenses consisted of the following:

	June 30, 2026	December 31, 2025
Accounts payable (trade)	$25,644,054	$687,694
Accrued expenses (games expense)	6,352,003	—
Accrued expenses (legal expense)	4,722,276	—
Accrued expenses	1,464,966	853,268
Accrued expenses (athletes)	1,565,708	35,500
Accrued expenses (payroll)	223,750	1,394,956
Credit cards	131,548	20,106

Total accounts payable and accrued expenses	$40,104,305	$2,991,524

Accrued expenses
consisted
of
the following:

	December 31, 2025	December 31, 2024
Salaries, wages and bonuses	$1,394,955	$975,835
Legal fees	124,920	529,745
Professional fees other than legal	999,599	116,319
Other accrued expenses	472,050	54,521
Professional fees—related party	—	224,756

Total accounts payable and accrued expenses	$2,991,524	$1,901,176